EMPLOYEE POST-RETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net change in the Level III fair value category
Plan assets at fair value – end of year	2,437	2,187
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – end of year	13	18
Other Investments: Private Equity Funds
Net change in the Level III fair value category
Plan assets at fair value – end of year	13	18
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	18	19
Purchases and sales	(7)	(4)
Realized and unrealized gains	2	3
Plan assets at fair value – end of year	13	18